Share Capital (Details) - Schedule of Outstanding Warrants - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Share Capital (Details) - Schedule of Outstanding Warrants [Line Items]
Outstanding		$ 40,117,204		$ 28,403,734
Issuance year		3 years 6 months 10 days		4 years
Warrant [Member]
Share Capital (Details) - Schedule of Outstanding Warrants [Line Items]
Outstanding		$ 117,209	[1]	$ 117,209	[2]
Issuance year		2009 years	[1]	2009 years	[2]
Exercise price	[3]		[1]		[2]
Exercisable through		Exit event	[1]	Exit event	[2]
Warrant One [Member]
Share Capital (Details) - Schedule of Outstanding Warrants [Line Items]
Outstanding		$ 28,571,425		$ 59,384	[2]
Issuance year		2022 years		2013 years	[2]
Exercise price		$ 0.07		$ 0.92	[2]
Exercisable through		2024(***)	[4]	2023	[2]
Warrant Two [Member]
Share Capital (Details) - Schedule of Outstanding Warrants [Line Items]
Outstanding		$ 11,428,570		$ 170,000	[2]
Issuance year		2023 years		2018 years	[2]
Exercise price		$ 0.07		$ 0.5	[2]
Exercisable through		2025		2023	[2]
Warrant Three [Member]
Share Capital (Details) - Schedule of Outstanding Warrants [Line Items]
Outstanding	[2]			$ 200,001
Issuance year	[2]			2018 years
Exercise price	[2]			$ 0.5
Exercisable through	[2]			2023
Warrant Four [Member]
Share Capital (Details) - Schedule of Outstanding Warrants [Line Items]
Outstanding				$ 27,857,140
Issuance year				2022 years
Exercise price				$ 0.07
Exercisable through	[4]			2024(***)

[1]	Issued in connection with a 2009 arrangement.
[2]	Issued in connection with the 2018, 2013 and 2009 arrangements.
[3]	Represents an amount lower than $0.01.
[4]	The earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant.